Long-Term Debt and Other Financial Liabilities	12 Months Ended
Dec. 31, 2021
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
6.	Long-Term Debt and Other Financial Liabilities:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2021	December 31, 2020
Long-term debt and other financial liabilities	218,551	173,289
Less: Deferred financing costs and debt discounts	(3,377)	(3,527)
Total	215,174	169,762
Less - current portion	(68,473)	(19,417)
Long-term portion	146,701	150,345

Senior long-term debt

New Financing Activities during the year ended December 31, 2021

Aegean Baltic Bank S.A. (“ABB”) / ABB Loan Facility

On April 22, 2021, the Company entered into a facility agreement with Aegean Baltic Bank S.A. for a $15,500 term loan for the financing of the Goodship and the Tradership, or the ABB Loan Facility. The facility was available in two tranches: (i) Tranche A of $7,500 for the Goodship was drawn down on April 26, 2021 and (ii) Tranche B of $8,000 for the Tradership was drawn down on June 14, 2021. The loan bears interest of LIBOR plus a margin of 4%. Tranche A is repayable in 18 quarterly installments of $200 each, with the last installment, together with a balloon installment of $3,900, payable in October 2025. Tranche B is repayable in 18 quarterly installments of $200 each, with the last installment, together with a balloon installment of $4,400, payable in December 2025. The Company is required to maintain a corporate leverage ratio (as defined therein), that will not be higher than 85% until the maturity. Each borrower is required to maintain minimum liquidity of $300 in its earnings account. In addition, the borrowers shall ensure that the market value of the vessels plus any additional security shall not be less than 130% of the aggregate outstanding loan amount. As of December 31, 2021, the amount outstanding under the facility was $14,700.

May 2021 Alpha Bank Loan Facility & August 2021 Alpha Bank Loan Facility

On May 20, 2021, the Company entered into a facility agreement with Alpha Bank S.A. for a $37,450 term loan for the (i) refinancing of two existing loan facilities with Alpha Bank with an aggregate outstanding of $25,459 secured by the Leadership and the Squireship and (ii) partial financing of the previously unencumbered Lordship. On August 9, 2021, the Company entered into another facility agreement with Alpha Bank S.A. for a $44,120 term loan for the (i) refinancing of the loan facility with Alpha Bank secured by the Leadership, the Squireship and the Lordship and (ii) financing of the previously unencumbered Friendship, effectively replacing the Leadership with the Friendship in the security structure and increasing the loan amount. The loan is divided into two tranches as follows: Tranche A, secured by and corresponding to the Squireship and the Lordship and Tranche B, secured by and corresponding to the Friendship. The applicable interest rate for is LIBOR plus 3.5% and LIBOR plus 3.25% for Tranche A and Tranche B respectively. Tranche A matures on May 21, 2025, and Tranche B on August 11, 2025. Tranche A will be repaid through four quarterly installments of $1,250, followed by four quarterly installments of $1,040, followed by eight quarterly installments of $875 and a balloon of $14,960 payable together with the last installment. Tranche B will be repaid through four quarterly installments of $700 followed by twelve quarterly installments of $375 and a balloon of $5,700 payable together with the last installment. Each of the borrowers owning the Squireship and the Lordship are required to maintain average quarterly minimum free liquidity of $500, whereas the borrower owning the Friendship is required to maintain $500 at all times. In addition, the borrowers shall ensure that the market value of the vessels plus any additional security shall not be less than 125% of the aggregate outstanding loan amount. Both facility agreements were assessed based on provisions of ASC 470-50 and were treated as debt modifications. As of December 31, 2021, the amount outstanding under the facility was $40,920.

Piraeus Bank Loan Facility

On November 12, 2021, the Company entered into a $16,850 sustainability-linked loan facility with Piraeus Bank S.A. to finance part of the acquisition cost of the Worldship. The interest rate is 3.05% plus LIBOR, which can be decreased to 2.95% based on certain emission reduction thresholds (as described in detail therein) (Note 8). The principal will be repaid over a five-year term, through four  installments of $1,000, followed by two installments of $750, followed by 14 installments of $375, followed by a balloon of $6,100 payable together with the last installment. The Company is required to maintain a corporate leverage ratio (as defined therein), that will not be higher than 85% until the maturity. The borrower is required to maintain minimum liquidity of $850 in its earnings account. In addition, the borrower shall ensure that the market value of the vessel plus any additional security shall not be less than 130% of the aggregate outstanding loan amount. As of December 31, 2021, the amount outstanding under the facility was $16,850.

Sinopac Loan Facility

On December 20, 2021, the Company entered into a $15,000 loan facility with Sinopac Capital International (HK) Limited to refinance the previous loan facility of Entrust Global secured by the Geniuship. The interest rate is 3.5% plus LIBOR. The principal will be repaid over a five-year term, through four quarterly installments of $530 followed by 16 quarterly installments of $385 and a final balloon payment of $6,720 payable together with the last installment. The borrower shall ensure that the market value of the vessel plus any additional security shall not be less than 130% of the aggregate outstanding loan amount. As of December 31, 2021, the amount outstanding under the facility was $15,000.

Pre - Existing Loan Facilities

UniCredit Bank Loan Facility

On September 11, 2015, the Company entered into a facility agreement with UniCredit Bank AG, for a secured loan facility of $52,705 to partially finance the acquisition of the Premiership, Gladiatorship and Guardianship. On November 22, 2018 following the sale of the Gladiatorship and Guardianship, the Company entered into an amendment and restatement of the facility in order to (i) release the respective vessel-owning subsidiaries of the Gladiatorship and the Guardianship as borrowers and (ii) include as replacement borrower the vessel-owning subsidiary of the Fellowship. On July 3, 2019, the Company entered into a supplemental agreement pursuant to which: (i) $2,208 of installments originally falling due within 2019 were deferred to the balloon installment on December 28, 2020, (ii) the applicable margin was increased by 1% from 3.20% to 4.20% with effect from March 26, 2019 until December 27, 2019 inclusive and reinstated to the original levels subsequently and (iii) the requirement for each borrower to hold minimum liquidity of $500 cash was cancelled. On February 8, 2021, the Company entered into a supplemental agreement to the facility with UniCredit Bank AG. Pursuant to the supplemental agreement: (i) the application of the Leverage Ratio, the ratio of EBITDA to interest payments and the Security Cover Ratio (each term as defined therein) were waived with retrospective effect from June 2020 onwards (January 2020 for the Security Cover Ratio only) and for the remaining duration of the facility, (ii)  quarterly installments were reduced from $1,550 to $1,200, effective as of the December 2020 installment, (iii) the applicable margin was increased from 3.2% to 3.5% with effect as of December 29, 2020 until the maturity of the facility, and (iv) the maturity of the loan was extended to December 29, 2022 from December 29, 2020 initially. As of December 31, 2021, the amount outstanding under this facility was $27,185.

February 2019 ATB Loan Facility

On February 13, 2019, the Company entered into a new loan facility with ATB, or the February 2019 ATB Loan Facility, in order to (i) refinance the existing indebtedness over the Partnership under the May 2017 ATB Loan Facility and (ii) for the financing of installation of open loop scrubber systems on the Squireship and Premiership. The February 2019 ATB Loan Facility is divided in Tranche A, relating to the refinancing of the Partnership, and Tranches B and C for the financing of the scrubber systems on the Squireship and the Premiership, respectively. Pursuant to the terms of the facility, Tranche A is repayable in eight equal quarterly installments being $200 each and a balloon payment of $13,190 payable on November 27, 2022 and each of Tranche B and C is repayable in seven quarterly installments of $189.8 until August 26, 2022. On February 12, 2021, the Company entered into a supplemental agreement to the facility with ATB. Pursuant to the supplemental agreement: (i) the Leverage Ratio (as defined therein) was amended to 85% from 75% previously, with retrospective effect from June 2020 onwards and for the remaining duration of the facility, (ii) the ratio of EBITDA to *interest payments (as defined therein) was waived with retrospective effect from June 2020 onwards and for the remaining duration of the facility and (iii) the minimum required security cover (as defined therein) was amended to (a) 140% until June 30, 2021 (inclusive), (b) 145% until December 31, 2021 (inclusive) and (c) 150% thereafter and until the maturity of the loan on November 26, 2022. On December 9, 2021, the Company entered into a supplemental letter to the facility with ATB. Pursuant to the supplemental letter: the lender (i) provided its consent for the prepayment of the Third JDH Note secured by the Partnership and being subject to an intercreditor agreement entered into between the Company, ATB and the holder of the convertible note, (ii) waived a breach of the borrower concerning the repayment of certain subordinated liabilities (as defined therein) in the amount of $1,080 and (iii) waived the borrower’s obligation to make an additional repayment (as defined therein) in the amount of $1,080. An amendment fee of $50 was paid in respect of the supplemental letter. As of December 31, 2021, the amount outstanding under this facility was $15,129.

July 2020 Entrust Facility

On July 15, 2020, the Company entered into a secured loan facility of $22,500 with Lucid Agency Services Limited and Lucid Trustee Services Limited, as facility agent and security agent, respectively, and certain nominees of EnTrust Global as lenders, or the “July 2020 Entrust Facility”, the proceeds of which were used for the settlement of the HCOB Facility. The Company drew down the $22,500 on July 16, 2020. In addition, the July 2020 Entrust Facility was cross collateralized with an existing loan facility secured by the Lordship. The cross-collateral security structure was released following the full prepayment of the loan facility secured by the Lordship (discussed below under “Entrust Loan Facility”). On December 20, 2021, the Company repaid the balance of $14,618 related to Tranche B for the Geniuship. All securities created for the Geniuship were irrevocably and unconditionally released. On the date of repayment, $438 of unamortized debt discounts were written off according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments”. As of December 31, 2021, $5,500 was outstanding under the July 2020 Entrust Facility.

As of December 31, 2021, each of the facilities mentioned above was secured by a first priority mortgage over the respective vessel and a corporate guarantee by the Company. In addition, certain of these loan facilities are secured by general assignments covering the respective vessels’ earnings, charter parties, insurances and requisition compensation; account pledge agreements covering the vessels’ earnings accounts; specific charterparty assignments, usually for charterparties exceeding 12 months in duration; technical and commercial managers’ undertakings; pledge agreements covering the shares of the applicable vessel-owning subsidiaries and hedging assignment agreements.

Loan Facilities repaid during the years ended December 31, 2021, 2020 and 2019

Leader Alpha Bank Loan Facility

On March 6, 2015, the Company entered into a loan agreement with Alpha Bank S.A., for a secured loan facility in an amount of $8,750. The loan was used to partially finance the acquisition of the Leadership. The loan, among others, was secured by a first preferred mortgage over the Leadership and a corporate guarantee by the Company. The interest rate of the facility was equal to LIBOR plus a margin of 3.75%. On March 17, 2020, the Company entered into a fifth supplemental agreement with Alpha Bank S.A. regarding the subject facility. Pursuant to the terms of the supplemental agreement: (i) the maturity date was extended from March 18, 2020 to December 31, 2022, (ii) the repayment of the facility would be made by eight consecutive quarterly repayments of $250 each followed by a balloon installment of $2,303 to be made on the maturity date, (iii) the financial covenants at the corporate guarantor level would not be applicable any longer save for the minimum liquidity covenant and (iv) a 30-days moving average balance of $500 was required to be maintained in the Earnings Account of the Leadership. An amendment fee of $50 was paid in respect of the fifth supplemental agreement. The fifth supplemental agreement was assessed based on provisions of ASC 470-50 and was treated as debt modification. The subject facility was refinanced in full on May 20, 2021.

Hamburg Commercial Bank AG (formerly HSH Nordbank AG) Loan Facility/Settlement Agreement

On September 1, 2015, the Company entered into a loan agreement with Hamburg Commercial Bank AG (formerly HSH Nordbank AG), or HCOB, for a secured loan facility of $44,430, or the HCOB Facility. The loan was fully drawn down in 2015 and was used to pay for the acquisition of the Geniuship and the Gloriuship and had an original final maturity date of June 30, 2020. The HCOB Facility, was secured, among others, by first preferred mortgages over the Geniuship and Gloriuship and a corporate guarantee by the Company. The interest rate of the facility was equal to LIBOR plus a margin of 3.75%. On June 26, 2020, the Company entered into a settlement agreement with HCOB. Pursuant to the terms of the settlement agreement, the Company, in order to fully settle its obligations under the loan agreement was required to pay a total amount of $23,500 out of the then outstanding amount of the loan agreement of $29,056 until July 31, 2020. On July 17, 2020, the Company settled the full amount of the HCOB Facility through a $23,500 payment with the funds obtained from the proceeds of a new loan facility and cash on hand, following which all securities created in favor of HCOB were irrevocably and unconditionally released. As a result, the Company recognized a gain of $5,144. The settlement agreement was assessed based on provisions of ASC 470-60 and was treated as troubled debt restructuring.

Squire Alpha Bank Loan Facility

On November 4, 2015, the Company entered into a loan agreement with Alpha Bank S.A., for a secured loan facility of $33,750. The loan was used to partially finance the acquisition of the Squireship. The subject facility was secured, among others, by a first preferred mortgage over the Squireship, a corporate guarantee by Leader Shipping Co., being the vessel-owning subsidiary of the Leadership, a second preferred mortgage over the Leadership and a corporate guarantee by the Company. The interest rate of the facility was equal to LIBOR plus a margin of 3.50%. On March 31, 2020, the Company entered into a fourth supplemental agreement with Alpha Bank S.A. regarding the subject facility. Pursuant to the terms of the supplemental agreement: (i) the maturity date was extended from November 10, 2021 to December 31, 2022, (ii) the repayment of the facility would be made by two prepayments of $500 each on August 26, 2020 and October 1, 2020 as well as eight consecutive quarterly repayments of $919 each followed by a balloon installment of $14,975 to be made on the maturity date, (iii) the ratio of the market value of the Squireship plus any additional security to the total facility outstanding would not be less than 100% for 2020, not less than 110% starting for 2021 and not less than 115% until maturity, (iv) the financial covenants at the corporate guarantor level would not be applicable any longer save for the minimum liquidity covenant and (v) a 30-days moving average balance of $500 was required to be maintained in the earnings account of the Squireship. An amendment fee of $75 was paid in respect of the fourth supplemental agreement. The fourth supplemental agreement was assessed based on provisions of ASC 470-50 and was treated as debt modification. The subject facility was refinanced in full on May 20, 2021.

May 2017 ATB Loan Facility

On May 24, 2017, the Company entered into a loan agreement with ATB for a secured loan facility of up to $18,000 to partially finance the acquisition of the Partnership. On September 25, 2017, in order to partially fund the refinancing of a previous loan facility with Natixis dated December 2, 2015, the facility was amended and restated (referred to hereunder as the “May 2017 ATB Loan Facility”), increasing the loan amount by an additional tranche of $16,500, or Tranche B. The amendment and restatement of the facility did not alter the interest rate, the maturity date, the amortization and the repayment terms of the existing tranche under the loan facility, or the financial covenants applicable to the Company as guarantor. On November 7, 2018, ATB entered into a deed of release with respect to the Championship, releasing the underlying borrower in full after the settlement of the outstanding balance of $15,700 pertaining to the specific vessel tranche. The first-priority mortgage over the Championship and all other securities created in favor of ATB for the specific vessel’s tranche were irrevocably and unconditionally released pursuant to the deed of release. On February 15, 2019, ATB entered into a further deed of release with respect to the Partnership resulting in a complete release of the facility agreement after full settlement of the outstanding balance of $16,390.

Entrust Loan Facility

On June 11, 2018, the Company entered into a $24,500 loan agreement with certain Blue Ocean maritime lending funds managed by EnTrust Permal as lenders and Wilmington Trust, National Association as facility and security agent for the purpose of refinancing the outstanding indebtedness of the Lordship under a previous loan facility with Northern Shipping Fund, of NSF. The facility was expiring on June 13, 2023, or on June 13, 2025, subject to certain conditions, and had a balloon installment of $15,300 or $9,500 due at maturity, assuming a maturity date in June 2023 or in June 2025, respectively. The weighted average all-in interest rate was equal to 11.4% or 11.2% assuming a maturity date in June 2023 or in June 2025, respectively. The subject facility was secured, among others, by a first priority mortgage over the Lordship and a corporate guarantee by the Company. On July 15, 2020, the Company entered into an amendment and restatement of the $24,500 loan agreement mentioned above. The amended and restated facility is hereunder referred to us the “Entrust Loan Facility”. Pursuant to the terms of the Entrust Loan Facility (i) Wilmington Trust, National Association resigned as facility agent and security agent and Lucid Agency Services Limited and Lucid Trustee Services Limited were appointed as successor facility agent and security agent, respectively and (ii) the facility was cross-collateralized with the July 2020 Entrust Facility . The original terms and securities of the subject facility agreement were not otherwise altered by the amendment and restatement. The amendment and restatement of the agreement was assessed based on provisions of ASC 470-50 and was treated as debt modification. On March 5, 2021, the Company repaid the full balance of the Entrust Loan Facility and all securities created to cross-collateralize the Entrust Loan Facility with the July 2020 Entrust Facility  were irrevocably and unconditionally released. As of December 31, 2021, an amount of $438 was recognized as loss on debt extinguishment according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss in extinguishment of debt” in the consolidated statement of operations.

Other Financial Liabilities - Sale and Leaseback Transactions

New Sale and Leaseback Activities during the year ended December 31, 2021

Flagship Cargill Sale and Leaseback

On May 11, 2021, the Company entered into a $20,500 sale and leaseback agreement with Cargill for the purpose of financing part of the acquisition cost of the Flagship. The Company sold and chartered back the vessel from Cargill on a bareboat basis for a five-year period, having a purchase obligation at the end of the fifth year. Under ASC 842-40, the transaction was accounted for as a financial liability. The implied average applicable interest rate is equivalent to 2% per annum. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. The Company has continuous options to buy back the vessel during the whole five-year sale and leaseback period at predetermined prices as set forth in the agreement and at the end of such period it has a purchase obligation at $10,000. Additionally, at the time of repurchase, if the market value of the vessel exceeds certain threshold prices, as set forth in the agreement, the Company will pay to Cargill 15% of the difference between the market price and such threshold prices. The Company has concluded that such contingent payment shall not be accrued in the consolidated financial statements, since information available does not indicate that it is probable that a liability has been incurred (i.e., buy back option) as of the latest balance sheet date and cannot be estimated. The charterhire principal amortizes in sixty monthly installments averaging approximately $175 each along with a balloon payment of $10,000, at maturity on May 10, 2026. The charterhire principal as of December 31, 2021, was $19,334.

CMB Financial Leasing Co., Ltd. (“CMBFL”) Sale and Leaseback

On June 22, 2021, the Company entered into sale and leaseback agreements for the Hellasship and the Patriotship in the total amount of a $30,900 with CMBFL for the purpose of financing the outstanding acquisition price of both vessels. The Company sold and chartered back the vessels from two affiliates of CMBFL on a bareboat basis for a five-year period. The financings bear interest of LIBOR plus a margin of 3.5%. The Company is required to maintain a corporate leverage ratio (as defined therein) that will not be higher than 85% until the maturity. Additionally, each bareboat Charterer is required to maintain minimum liquidity of $550 in its earnings account. The bareboat charterers are also required to maintain a value maintenance ratio of at least 120% of the charterhire principals. The Company has the option to buy back the vessels between the end of the second year until the end of the fifth year at predetermined prices as defined in the agreement. Under ASC 842-40, the transaction was accounted for as a financial liability as it was determined that the Company’s exercise of the option to buy back the vessels was highly probable considering the Company’s significant equity participation in the project, and as a result, the expiry cost of each vessel will be considerably lower than the respective net book value at such time. The charterhire principal amortizes in twenty quarterly installments of $780 each along with a balloon payment of $15,300, at maturity on June 28, 2026. The charterhire principal as of December 31, 2021, was $29,340.

Existing Sale and Leaseback Agreements

Hanchen Sale and Leaseback

On June 28, 2018, the Company entered into a $26,500 sale and leaseback agreement for the Knightship with Hanchen Limited (“Hanchen”), an affiliate of AVIC International Leasing Co., Ltd.. The Company’s wholly-owned subsidiary, Knight Ocean Navigation Co (“Knight” or the “Charterer”) sold and chartered back the vessel on a bareboat basis for an eight year period, having a purchase obligation at the end of the eighth year. The charterhire principal bears interest at LIBOR plus a margin of 4%.  Under ASC 842-40, the transaction was accounted for as a financial liability.  Of the $26,500, $18,550 were cash proceeds, $6,625 was withheld by Hanchen as an upfront charterhire upon the delivery of the vessel, and an amount of $1,325, or Charterer’s Deposit, included in “Deposits assets, non-current” in the consolidated balance sheets as of December 31, 2021 and 2020, was given as a deposit by Knight to Hanchen upon the delivery of the vessel in order to secure the due observance and performance by Knight of its obligations and undertakings as per the sale and leaseback agreement. The Charterer’s Deposit can be set off against the balloon payment at maturity. The Charterer is required to maintain a value maintenance ratio (as defined in the additional clauses of the bareboat charter) of at least 120% of the charterhire principal minus the Charterer’s Deposit. The Company has continuous options to buy back the Knightship at any time following the second anniversary of the bareboat charter and a purchase obligation of $5,299 at the end of the leaseback period. The charterhire principal amortizes in thirty-two consecutive equal quarterly installments of approximately $456 along with a balloon payment of $5,299 at maturity on June 29, 2026. The charterhire principal, as of December 31, 2021, was $13,498.

Championship Cargill Sale and Leaseback

On November 7, 2018, the Company entered into a $23,500 sale and leaseback agreement for the Championship with Cargill International SA (“Cargill”) for the purpose of refinancing the outstanding indebtedness of the Championship under the May 2017 ATB Loan Facility. The Company sold and chartered back the vessel from Cargill on a bareboat basis for a five year period, having a purchase obligation at the end of the fifth year. The cost of the financing is equivalent to a fixed interest rate of 4.71% for five years. Under ASC 842-40, the transaction was accounted for as a financial liability. The Company is required to maintain an amount of $1,600 which may be set-off against the vessel repurchase price (Note 3). Moreover, under the subject sale and leaseback agreement, an additional tranche was provided to the Company for an amount of up to $2,750 for the purpose of financing the cost associated with the acquisition and installation on board the Championship of an open loop scrubber system which was fully drawn. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. Moreover, as part of the transaction, the Company issued 7,500 of its common shares to Cargill which were subject to customary statutory registration requirements. The fair market value of the shares on the date issued to Cargill was $1,541 and amortize over the lease term using the effective interest method.  The unamortized balance is accounted for as a deferred finance cost and is classified in other financial liabilities on the consolidated balance sheets. The Company has continuous options to buy back the vessel during the whole five-year sale and leaseback period at predetermined prices as set forth in the agreement and at the end of which period it has a purchase obligation at $14,051. Additionally, at the time of repurchase, if the market value of the vessel exceeds certain threshold prices, as set forth in the agreement, the Company will pay to Cargill 15% of the difference between the market price and such threshold prices.   The Company has concluded that such contingent payment shall not be accrued in the consolidated financial statements, since information available does not indicate that it is probable that a liability has been incurred (i.e., buy back option) as of the latest balance sheet date and cannot be estimated.  The charterhire principal amortizes in sixty monthly installments averaging approximately $167 each along with a balloon payment of $14,051, including the additional scrubber tranche, at maturity on November 7, 2023. The charterhire principal and the scrubber tranche, as of December 31, 2021, was $17,594 and $1,652, respectively.

As of December 31, 2021, certain of the Company’s sale and leaseback agreements discussed above are secured by a guarantee from the Company; general assignments covering the respective vessels’ (i) earnings, (ii) insurances and requisition compensation; account pledge agreements; technical and commercial managers’ undertakings and pledge agreements covering the shares of the applicable bareboat charterer subsidiary.

All of the Company’s secured facilities (i.e., long-term debt and other financial liabilities) bear either floating interest at LIBOR plus a margin or fixed interest.

Certain of the Company’s long-term debt and other financial liabilities contain financial covenants and undertakings requiring the Company to maintain various financial ratios, including:

•	a minimum borrower’s liquidity;
•	a minimum guarantor’s liquidity;
•	a borrower’s security coverage requirement; and
•	a guarantor’s leverage ratio.

As of December 31, 2021, the Company was in compliance with all covenants relating to its loan facilities as at that date.

As of December 31, 2021, eleven of the Company’s owned vessels, having a net carrying value of $253,276, were subject to first and second priority mortgages as collaterals to their long-term debt facilities. In addition, the Company’s five bareboat chartered vessels, having a net carrying value of $138,592 as of December 31, 2021, have been financed through sale and leaseback agreements. As of December 31, 2021, one of the Company’s owned vessels, having a net carrying value of $34,194, was not subject to any mortgage as collateral to a long-term facility.

Subordinated long-term debt

The Company refers to the First JDH Loan, the Second JDH Loan and the Fourth JDH Loan (all mentioned below) as the “JDH Loans”.

Securities Purchase Agreements and Omnibus Supplemental Agreements:

On May 9, 2019, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with JDH in exchange for, among other things, the full and final settlement of certain unpaid interest and the neutralization of the interest rate under the JDH Loans and the JDH Notes (Note 7) for the period of April 1, 2019 until December 31, 2019 inclusive and a waiver of a mandatory prepayment requirement under the Fourth JDH Loan. In particular, in exchange for: (a) 621,958 Units, JDH settled $2,115 of accrued unpaid interest through March 31, 2019 and (b) 1,201,571 Units, JDH (i) amended the interest rate at 0% per annum under each of the JDH Notes and JDH Loans for the period between April 1, 2019 and December 31, 2019 inclusive, resulting in an elimination of interest payments in an aggregate amount of $3,846 (which was accounted for as a deferred finance cost), and (ii) waived the mandatory prepayment obligation under the Fourth JDH Loan to prepay the full or any part of the loan by utilizing at least 25% of the net proceeds of any public offering of securities, resulting in a deferred finance cost of $239. The $2,115 accrued unpaid interest settled was written off and an equal amount was recorded in equity at a price of $3.40 per unit which was determined as the fair value of the units at the date of the transaction, by reference to the public offering of units that took place concurrently with the private placement. In this respect, no gain or loss was recognized in the accompanying consolidated financial statements in relation with this transaction. The Company considered the guidance under ASC 470-50 “Debt Modifications and Extinguishments” regarding the elimination of interest payments and the deferred finance cost for the waiver of the prepayment of $3,846 and $239, respectively. Such amounts were deemed equivalent to the fair value of the shares issued to JDH under the Purchase Agreement. The transaction was accounted for as debt modification, and as such, both amounts were recorded in equity and were deferred and amortized over the duration of the related facilities (and presented on the balance sheet against the respective balances as “net of deferred finance costs”).

In December 2020, the Company and JDH entered into another securities purchase agreement, or SPA, an omnibus supplemental agreement with respect to the JDH Loans (as mentioned below), or Omnibus Loans Agreement, and an omnibus supplemental agreement with respect to the JDH Notes (as mentioned below), or Omnibus Notes Agreement, which set forth the terms of the amendments of the outstanding loan facilities and convertible notes between the Company and JDH. Pursuant to these agreements, all maturities under the JDH Loans and the JDH Notes (as mentioned below) were extended to December 2024 and the interest rate was set at 5.5% until maturity. The conversion price under the JDH Notes was set to $1.20 per common share. In connection with this transaction, the Company prepaid $6,500 of the principal amount of the Second JDH Loan on December 31, 2020. In exchange for the settlement of all accrued and unpaid interest under the JDH Loans and JDH Notes through December 31, 2020, in an aggregate amount of $4,350, and an amendment fee of $1,241, the Company issued, on January 8, 2021, 7,986,913 units at a price of $0.70 per unit, with each unit consisting of one common share of the Company (or, at JDH’s option, one pre-funded warrant in lieu of such common share) and one warrant to purchase one common share at an exercise price of $0.70. Furthermore, the Company granted to JDH an option, to purchase up to 4,285,714 additional Units at a price of $0.70 per Unit in exchange for the settlement of principal under the Second JDH Loan in an amount equal to the aggregate purchase price of the units. In addition, pursuant to the terms of the Omnibus Loans Agreement, in 2022 and 2023, two mandatory repayments of $8,000 will be made, which will be applied to the JDH Loans on a pro rata basis based upon the principal amounts outstanding at that time. Any amounts outstanding after the two mandatory repayments will be repaid at the maturity date. Furthermore, the Omnibus Loans Agreement provides for certain prepayment provisions through a cash sweep mechanism, capturing (i) corporate liquidity in excess of $25,000 or (ii) Time Charter Equivalent revenues in excess of $18,000 and up to $21,000. Lastly the JDH Loans are mandatorily prepaid on a pro rata basis from 25% of the net proceeds from any future equity offerings and warrant exercises. Pursuant to the terms of the Omnibus Loans Agreement, the total repayments on the JDH Loans (including the mandatory repayments and any prepayments) shall not exceed $12,000 in any twelve-month period ending on December 31.

The Company considered the troubled debt restructuring guidance regarding the December 31, 2020 JDH amendments and concluded that it was not met. The Company further considered the modification and extinguishment accounting guidance under ASC 470-50 and concluded that modification accounting was appropriate. The Company concluded:

(i) amount of $1,015 was expensed as incurred in 2020, since it concerned amounts paid to third parties in relation to the JDH amendments, whereas the remaining amount of $166 was included in additional paid-in capital, since these costs related to the issuance of units;

(ii) the amendment fee of $1,241 has been accounted for as a debt deferred cost and will be amortized to each facility’s maturity;

(iii) the fair value of the option granted to JDH to purchase up to 4,285,714 additional units was recorded as debt discount and will be amortized to Second JDH Loan’s maturity (Note 7);

(iv) for the accounting treatment of the fair value of the units issued to JDH and the change in the fair value of the conversion option, refer to Note 7.

All amounts regarding the JDH amendments discussed above were recorded as of December 31, 2020, the date of the closing of the transaction.

First JDH Loan originally entered into on October 4, 2016

On October 4, 2016, the Company entered into a loan facility with JDH to partly finance the acquisition of the Lordship and Knightship. As amended, the aggregate amount borrowed was $12,800. As further amended, the facility was repayable in one bullet payment together with accrued interest on the maturity date. On February 13, 2019, the Company and JDH amended and restated the First JDH Loan, in order to, among other things, extend the final repayment date to June 30, 2020. On May 29, 2019, the Company and JDH further amended the First JDH Loan in order to reflect the changes agreed with JDH in the Purchase Agreement: (i) interest of $159 unpaid and accrued up to March 31, 2019 inclusive was deemed fully and finally settled, (ii) the interest rate was amended to 0% per annum for the period between April 1, 2019 and December 31, 2019 inclusive, and (iii) the interest rate from January 1, 2020 until maturity was set at three-month LIBOR plus a margin of 8.5%. The Company obtained extension of the maturity of this facility which was originally due on June 30, 2020 until November 13, 2020. Following the extension, the interest rate margin of the facility was increased by 1% per annum.

Pursuant to the terms of the SPA, all unpaid interest accrued of $630 under the First JDH Loan through December 31, 2020 was deemed fully and finally settled.  This facility was secured by a second preferred mortgage and second priority general assignment covering earnings, insurances and requisition compensation over the Partnership and a guarantee from the vessel-owning subsidiary of the Partnership, all cross collateralized with the Third JDH Note and the Second JDH Loan, and a guarantee from the Company’s wholly-owned subsidiary, Emperor Holding Ltd. (“Emperor”), which is the holding company of the vessel-owning subsidiary that owns the Lordship and of the bareboat charterer of the Knightship.

In February 2021, the Company fully repaid the outstanding balance of $5,900 of the First JDH Loan using proceeds from (i) Class E warrants exercises during 2021 (Note 10) and (ii) its February 2021 registered direct offering (Note 10), pursuant to the mandatory prepayment terms of the SPA and Omnibus Loans Agreement. On the date of repayment, $111 of unamortized debt discounts were written off according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss in extinguishment of debt” in the consolidated statement of operations.

Second JDH Loan originally entered into on May 24, 2017

On May 24, 2017, the Company entered into a $16,200 loan facility with JDH to partially finance the acquisition of the Partnership. On February 13, 2019, the Company and JDH amended the Second JDH Loan, in order to, among other things, extend the final repayment date to December 30, 2020. On May 29, 2019, the Company and JDH further amended the Second JDH Loan to reflect the changes agreed with JDH in the Purchase Agreement: (i) interest of $354 unpaid and accrued up to March 31, 2019 was deemed fully and finally settled, (ii) the interest rate was amended to 0% per annum for the period between April 1, 2019 and December 31, 2019 inclusive and (iii) the interest rate from January 1, 2020 until maturity was set at three-month LIBOR plus a margin of 6.0%.

Pursuant to the terms of the SPA, all unpaid interest accrued of $841 under the Second JDH Loan through December 31, 2020 was deemed fully and finally settled.  The facility was secured by a second preferred mortgage and second priority general assignment covering earnings, insurances and requisition compensation over the Partnership and a guarantee from the vessel-owning subsidiary of the Partnership; all cross collateralized with the Third JDH Note and the First JDH Loan, and a guarantee from Emperor. The unamortized deferred financing costs as of December 31, 2020, include an amount of $543, being the fair value of the option granted to JDH to purchase additional securities (Note 8).

In February 2021, the Company prepaid $100 of the outstanding balance of the Second JDH Loan, using proceeds from (i) Class E warrants exercises during 2021 (Note 10) and (ii) its February 2021 registered direct offering (Note 10). On April 26, 2021, JDH exercised its option to purchase 4,285,714 additional Units (with each unit consisting of one common share of the Company, or, at JDH’s option, one pre-funded warrant in lieu of such common share, and one warrant to purchase one common share at an exercise price of $0.70) at a price of $0.70 per Unit in exchange for the settlement of principal under the Second JDH Loan in an amount of $3,000 (i.e., an amount equal to the aggregate purchase price of the units). The issuance of units to JDH and associated reduction in debt balance took place on May 6, 2021. On the same date, the Company fully amortized the unamortized balance of $424 of the fair value of the option to purchase the 4,285,714 Units, in accordance with its original conversioin terms and recognized such amount in “Interest and Finance costs”. As of December 31, 2021, an amount of $1,850, gross of deferred financing costs of $44, was outstanding under the Second JDH Loan (Note 14).

Fourth JDH Loan originally entered into on March 26, 2019

On March 26, 2019, the Company entered into a $7,000 loan facility with JDH, the proceeds of which were utilized (i) to refinance a loan facility originally entered with JDH in April 2018 and (ii) for general corporate purposes. The Company drew down the entire $7,000 on March 27, 2019. The facility had a maturity date of September 27, 2020 and was repayable through one installment of $1,000 due on January 5, 2020 and a balloon installment of $6,000 payable at maturity. If the balance of Cash and Cash Equivalents (including Restricted Cash) as of December 31, 2019 was lower than $7,500, the Company had the option to request the deferral of the first repayment installment to the balloon installment; the Company repaid the $1,000 to JDH in January 2020. On May 29, 2019, the Company and JDH amended the Fourth JDH Loan to reflect the changes agreed with JDH in the Purchase Agreement: (i) interest of $6 unpaid and accrued up to March 31, 2019 inclusive was deemed fully and finally settled, (ii) the interest rate was amended to 0% per annum for the period between April 1, 2019 and December 31, 2019 inclusive, (iii) the interest rate from January 1, 2020 until maturity was set at 6.0% per annum and (iv) the mandatory obligation to prepay the full or any part of the Fourth JDH Loan by utilizing an amount equal to not less than 25% of the net proceeds of any public offering of securities was waived. The Company obtained an extension of the maturity of this facility which was originally due on September 27, 2020 until November 13, 2020.

Pursuant to the terms of the SPA, all unpaid interest of $454 accrued under the Fourth JDH Loan through December 31, 2020 was deemed fully and finally settled. The Fourth JDH Loan Facility was secured by a guarantee from Emperor.

In February 2021, the Company fully repaid the outstanding balance of $6,000 of the Fourth JDH Loan using proceeds from (i) Class E warrants exercises during 2021 (Note 10) and (ii) its February 2021 registered direct offering (Note 10), pursuant to the mandatory prepayment terms of the SPA and Omnibus Loans Agreement. On the date of repayment, $113 of unamortized debt discounts were written off according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss in extinguishment of debt” in the consolidated statement of operations.

The annual principal payments required to be made after December 31, 2021 for all long-term debt and other financial liabilities are as follows:

Twelve month periods ending December 31,	Amount
2022	69,821
2023	35,731
2024	18,108
2025	45,041
Thereafter	49,850
Total	218,551